Business Acquisition (Details) - USD ($)	Jun. 30, 2020	Sep. 26, 2019	Jun. 30, 2019	Aug. 20, 2018	Sep. 27, 2017
Business Acquisition [Line Items]
Amounts due from related parties	$ 169,185		$ 230,540
Customer relationship	$ 896,572
Acquisition of Huanyu [Member]
Business Acquisition [Line Items]
Cash acquired					$ 79,156
Accounts receivable, net					87,674
Prepayments, deposits and other assets, net					7,707
Accounts payable and other current liabilities					(5,310)
Goodwill					50,045
Previous held equity interests					152,312
Cash consideration					66,960
Total consideration					$ 219,272
Acquisition of Infogain [Member]
Business Acquisition [Line Items]
Cash acquired				$ 6,843
Accounts receivable, net				458,943
Prepayments, deposits and other assets, net				14,454
Property and equipment, net				1,190
Intangible assets, net				337,685
Accounts payable and other current liabilities				(504,235)
Deferred tax liabilities				(57,406)
Non-controlling interests				(64,879)
Goodwill				227,506
Total consideration				$ 420,101
Acquisition of Ridik Pte [Member]
Business Acquisition [Line Items]
Cash acquired		$ 474,323
Accounts receivable, net		618,144
Prepayments, deposits and other assets, net		103,697
Property and equipment, net		1,493
Customer relationship		904,748
Short-term bank loans		(48,103)
Accounts payable and other current liabilities		(128,688)
Long-term bank loans		(44,201)
Salaries and benefits payable		(431,548)
Tax payables		(102,978)
Deferred tax liabilities		(162,855)
Non-controlling interests		(411,351)
Goodwill		1,689,899
Total consideration		$ 2,462,580